Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Non-current deferred income tax assets	$ 51,358	$ 79,639